Shareholder Report, Holdings (Details)	Dec. 31, 2024
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Palantir Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Atlassian Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | DraftKings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Palantir Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Atlassian Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | DraftKings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
CTIVP® – Westfield Mid Cap Growth Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%